Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investment
Equity Income (loss) on investments

	2012		2013		2014
	(In millions of Korean Won)
Animation Production Committee	~~W~~	—	~~W~~	—	~~W~~	—
Online Game Revolution Fund No. 1		(51)		(18)		—
Gravity EU SAS		(257)		—		—
Ingamba LLC		(25)		—		—

Total equity income (loss) on investments	~~W~~	(333)	~~W~~	(18)	~~W~~	—